Class K [Member] Investment Objectives and Goals - Class K - BlackRock Lifepath Dynamic 2050 Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock LifePath® Dynamic 2050 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock LifePath® Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.